SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 13:-	SUBSEQUENT EVENTS
During 2012 there has been a further progress in the arbitration between the Company and Vitec as more fully described in Note 9(e).